REVENUE (Details - Revenue by geographic location) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 72,629	$ 81,413	$ 285,391	$ 191,807
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenues	69,467	78,784	276,056	181,556
EL SALVADOR
Disaggregation of Revenue [Line Items]
Revenues	3,091	2,532	9,012	9,881
ARGENTINA
Disaggregation of Revenue [Line Items]
Revenues	71	97	323	370
COLOMBIA
Disaggregation of Revenue [Line Items]
Revenues	71	97	323	370
MEXICO
Disaggregation of Revenue [Line Items]
Revenues	$ 71	$ 97	$ 323	$ 370